Fair Value Measurements (Details 1) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 47,187,611	[1]
Purchase of Investments
Proceeds from Sale of Investments	(83,637)	[2]
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,460,737
Transfers out of Level 3
Balance at end	67,564,711
Common Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	9,013,011	[1]
Purchase of Investments
Proceeds from Sale of Investments		[2]
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,606,505
Transfers out of Level 3
Balance at end	12,619,516
Convertible Notes Payable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	2,450,000	[1]
Purchase of Investments
Proceeds from Sale of Investments		[2]
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,500,000)
Transfers out of Level 3
Balance at end	950,000
Preferred Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	7,504,643	[1]
Purchase of Investments
Proceeds from Sale of Investments		[2]
Net Realized Gain (Loss) on Investments
Net Change in Unrealized Appreciation (Depreciation) on Investments	(524,010)
Transfers out of Level 3
Balance at end	6,980,633
Special Purpose Vehicles [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	28,219,957	[1],[3]
Purchase of Investments		[3]
Proceeds from Sale of Investments	(83,637)	[2],[3]
Net Realized Gain (Loss) on Investments		[3]
Net Change in Unrealized Appreciation (Depreciation) on Investments	18,878,242	[3]
Transfers out of Level 3		[3]
Balance at end	$ 47,014,562	[3]

[1]	Prior period presentation was updated to conform with current period presentation of SPVs.
[2]	Includes return of capital distributions.
[3]	Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.